Debt	12 Months Ended
Dec. 31, 2014
Debt [Abstract]
Debt
9.	Debt

As at December 31, 2014 Ardmore had six loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction. ASC’s applicable ship-owning subsidiaries have granted first priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities. ASC and its subsidiary ASLLC have also provided guarantees in respect of the loan facilities. These guarantees can be called upon following a payment default. The outstanding principal balance on each loan facility at the balance sheet date is as follows:

	Dec 31, 2014	Dec 31, 2013
Facility I (“First ABN AMRO Facility”)	7,000,000	9,000,000
Facility II (“Second ABN AMRO Facility”)	43,550,000	46,830,000
Facility III (“DVB Facility”)	72,098,000	33,030,000
Facility IV (“Joint Bank Facility”)	49,435,268	—
Facility V (“NIBC Bank Facility”)	13,145,000	—
Facility VI (“CACIB Bank Facility”)	19,500,000	—
Total debt	204,728,268	88,860,000
Current portion of long-term debt	19,394,928	9,100,000
Non-current portion of long-term debt	185,333,340	79,760,000

Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at
Dec 31, 2014
2015	19,394,928
2016	19,394,928
2017	19,394,928
2018	48,824,928
2019	24,224,928
2020	10,294,928
2021	63,198,700
204,728,268

First ABN AMRO Bank Facility

On March 16, 2011, three of ASC’s subsidiaries entered into a $40.5 million long-term loan facility agreement with ABN AMRO Bank for vessel acquisitions. This loan was drawn down in three tranches. The first tranche was drawn down in April 2011 and the second and third tranches were drawn down in June 2011. A total of $32 million was drawn down on this facility and the remaining $8.5 million is no longer available for borrowing. Interest is calculated on each tranche at LIBOR plus 3.25%. On March 28, 2013 two of the subsidiaries party to this loan entered into a capital lease arrangement (see Note 10). As part of this arrangement the senior debt outstanding on the two vessels of $17.9 million was repaid in full on April 2, 2013. As such, one ASC subsidiary remains as a borrower under this facility. Principal repayments on loans are made on a quarterly basis. The loan fully matures in 2018.

Second ABN AMRO Bank Facility

On August 24, 2011, two of ASC’s subsidiaries entered into a long-term $48.9 million loan facility agreement with ABN AMRO Bank to finance two vessels under construction. This loan was drawn down fully in six tranches with the final tranches drawn down in line with vessel deliveries in February and June 2013, respectively. Interest is calculated on each tranche at LIBOR plus 3.20%. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan fully matures in 2018.

DVB Bank Facility

On September 28, 2012, five of ASC’s subsidiaries entered into a $81.85 million long-term loan facility agreement with DVB Bank both to refinance existing financed vessels and to finance two vessels under construction. The first tranche was drawn down in October 2012, bears interest at a rate of 3.75% above LIBOR and matures in 2019. The second and third tranches were drawn down in January 2014 and February 2014, and bear interest at a rate of 2.45% above LIBOR. These tranches mature in 2021. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment.

Joint Bank Facility

On March 19, 2014, eight of ASC’s subsidiaries entered into a $172.0 million long-term loan facility with ABN AMRO Bank N.V., Nordea Bank Finland Plc and Skandinaviska Enskilda Banken AB to finance eight vessels under construction. On July 24, 2014, Ardmore increased the aggregate principal amount available under this facility by up to $53.3 million to $225.3 million, in order to finance three secondhand vessels which Ardmore acquired in 2014. The first and second tranches of the increased facility were drawn down in August 2014. The third tranche was drawn down in September 2014. Interest is calculated on each of these tranches at LIBOR plus 2.95%. These tranches mature in 2021. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The amount undrawn on this facility as at December 31, 2014 is $172.0 million (2013: $0)

The tranches relating to the original $172.0 million facility will be used to provide financing for eight of Ardmore’s vessels on order as at December 31, 2014 and drawdowns on these remaining tranches will be made in line with deliveries of each vessel. Interest is calculated on each of these tranches at a rate of 3.15% above LIBOR. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment.

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September, 2014 and bears interest at a rate of 2.90% above LIBOR. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan facility matures in 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank (“CACIB”) to finance two vessels under construction. The first tranche was drawn down in December, 2014 in advance of a vessel delivering in January, 2015. This tranche matures in 2021. Interest is calculated on each tranche at a rate of 3.05% above LIBOR. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The remaining tranche will be used to provide financing for a second vessel under construction and drawdowns on the remaining tranche will be made in line with delivery of this vessel. The amount undrawn on this facility as at December 31, 2014 is $19.5 million (2013: $0)

Long-term debt financial covenants

Ardmore’s long-term debt facilities described above include certain covenants. The financial covenants require that ASC:

•	maintain minimum solvency of not less than 30%;

•	maintain corporate leverage of less than 75%;

•	maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of December 31, 2014 was $11.7 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 125% to 150% of the debt outstanding for the facility;

•	maintain a corporate net worth of not less than $150 million;

•	maintain positive working capital, excluding balloon maturities; and

•	maintain at all times a ratio of EBITDA plus a portion of cash in excess of Ardmore’s minimum liquidity to total interest expense of at least 2.25:1.

Ardmore is in full compliance with all of its loan covenants as of December 31, 2014.